Dummy ID	Loan Number 1	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
PPSSX2XIUWH	xx		xx	Florida	xx	Refinance	Non-QM/Compliant	2	2	Credit	Guidelines	xxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)
As per guideline we require 12 months primary housing history, citing this is an warning as in the file we have Exception Approval form stating less than 12 months primary housing history is acceptable
																				Compensating factors : Borrower Lived with Son to purchase the current property in 06.2021. Have 6 months of mtg history - low DTI 25% and xx LTV		QC Complete	10/03/2022			04/04/2022
PPSSX2XIUWH	xx		xx	Florida	xx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test FAIL Charged  6.264% 5.120% +1.144%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
GFQTJAXQMDE	xx		xx	Florida	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:          Charged       6.133%           Allowed       5.120%         Over by         +1.013%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
CAZ3YEL1YUY	xx		xx	Louisiana	xx	Cash Out	Non-QM/Compliant	3	1	Legal Docs	Doc Issue	xxx	Resolved	3	R	* Missing proof of hazard insurance (Lvl R)	As Per Loan File Hazard Insurance Document Is Missing for the subject property 4/6/2022 - Received Hazard Insurance Document for the subject property and condition has been resolved	4/6/2022 - Received Hazard Insurance Document for the subject property and condition has been resolved	4/6/2022 - Received Hazard Insurance Document for the subject property and condition has been resolved			QC Complete	01/19/2023	01/19/2023	01/19/2023	03/31/2022
CAZ3YEL1YUY	xx		xx	Louisiana	xx	Cash Out	Non-QM/Compliant	3	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  charged   5.981%   allowed  5.120%     over by +0.861%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
AILFLW0LPT3	xx		xx	Georgia	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : charged 6.284% allowed 5.110% over by  +1.174%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
MMWJZ2CAERO	xx		xx	Texas	xx	Cash Out	Not Covered/Exempt	3	1	Credit	Credit	xxx	Resolved	3	R	* Inquiries (Lvl R)	Need LOX for the inquiries reflecting in credit report. 4/6/2022 - Received letter of explanation for Inquires and condition has been resolved	4/6/2022 - Received letter of explanation for Inquires and condition has been resolved	4/6/2022 - Received letter of explanation for Inquires and condition has been resolved			QC Complete	01/20/2023	01/20/2023	01/20/2023	03/31/2022
C0TXLMHWDS0	xx		xx	New Jersey	xx	Refinance	Non-QM/Compliant	4	2	Credit	Credit	xxx	Resolved	4	R	* Excessive DTI (Lvl R)
As per Guideline (xx Mortgage Guidelines 2022-xx-01.pdf) the max DTI allowed is 50%. In the file DTI is 50.276% which is more than the threshold limit , hence file is not qualified.

4/6/2022 - Received confirmation from client that DTI - 55% is acceptable as per Guideline (xx Mortgage Jumbo Guidelines 2021-xx-16 Final.pdf) page xx and condition has been resolved
																		4/6/2022 - Received confirmation from client that DTI - 55% is acceptable as per Guideline (xx Mortgage Jumbo Guidelines 2021-xx-16 Final.pdf) page xx and condition has been resolved	4/6/2022 - Received confirmation from client that DTI - 55% is acceptable as per Guideline (xx Mortgage Jumbo Guidelines 2021-xx-16 Final.pdf) page xx and condition has been resolved			QC Complete	01/19/2023	01/19/2023	01/19/2023	04/01/2022
C0TXLMHWDS0	xx		xx	New Jersey	xx	Refinance	Non-QM/Compliant	4	2	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged :  5.304% Allowed :  5.110% Over by :  +0.194%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
C0TXLMHWDS0	xx		xx	New Jersey	xx	Refinance	Non-QM/Compliant	4	2	Credit	Credit	xxx	Waived	2	W	* Misrepresentation of Housing History (Lvl W)
As per guideline we require 12 months housing history. Exception requested : This is an inherited property and client has been living in it for over 4 years. No payment on home and client has not owned property in the past. This transaction is intended to payoff the sibling from the inheritance.Client also received $2200/mo child support that is not included in the income calc as it is not needed. , citing this as an warning as we have Exception Approval Form in the file on page #xx.
																				Compensating Factor : Reserves - $44840 on hand + $121k proceeds , DTI - 48.14% , LTV/CLTV - xx , FICO - 730 , Years at present address - 4yrs 8 months		QC Complete	01/19/2023			04/01/2022
X21FPWLK1QH	xx		xx	Florida	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  charged 5.400% allowed 5.110% over by +0.290%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
ZPX4RTQRWOH	xx		xx	Florida	xx	Purchase	Non-QM/Compliant	2	2	Credit	Guidelines	xxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not meeting the $50K minimum of equity.			FICO: 712 Years on Job: 12 Years at Present Address: 25		QC Complete	01/19/2023			03/29/2022
YSKTSM3U1I0	xx		xx	Texas	xx	Refinance	Non-QM/Compliant	3	1	Credit	Guidelines	xxx	Resolved	3	R	* Assets do not meet guidelines (Lvl R)
6 months reserves are required as the LTV is greater than 75%, whereas the provided assets are not sufficient for reserves, provide the bank statements which reflect the ending balance as no lesser than $ 22611.90

4/6/2022 - Received business bank statement and assets are sufficient to cover reserves and condition has been resolved
																		4/6/2022 - Received business bank statement and assets are sufficient to cover reserves and condition has been resolved	4/6/2022 - Received business bank statement and assets are sufficient to cover reserves and condition has been resolved			QC Complete	01/19/2023	01/19/2023	01/19/2023	04/01/2022
YSKTSM3U1I0	xx		xx	Texas	xx	Refinance	Non-QM/Compliant	3	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged: 5.838%   Allowed: 5.490%  Over by: +0.348%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
VGZWAEMCBBH	xx		xx	Arizona	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :    Charged  7.387%     Allowed      5.490%      Over by    +1.897%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d)	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d)			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
G1DHO05IURK	xx		xx	Illinois	xx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :                     Charged      5.598%         Allowed        5.490%          Over by       +0.108%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
G1DHO05IURK	xx		xx	Illinois	xx	Purchase	Non-QM/Compliant	3	1	Credit	Credit	xxx	Resolved	3	R	* Borrower Identity Missing (Lvl R)	Please provide borrower identity documents. 4/1/2022 - Received Customer Identification Verification document and condition has been resolved.	4/1/2022 - Received Customer Identification Verification document and condition has been resolved.	4/1/2022 - Received Customer Identification Verification document and condition has been resolved.			QC Complete	01/19/2023	01/19/2023	01/19/2023	03/29/2022
BL4XRGZK0QV	xx		xx	Florida	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:   Charged   FAIL 5.651%   Allowed  5.490%   Over-by  +0.161%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
V0DB11Y20RH	xx		xx	Montana	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged 6.061% 5.460% +0.601%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
UHDVE0OBRQB	xx		xx	Arizona	xx	Purchase	Not Covered/Exempt	4	1	Credit	Credit	xxx	Resolved	4	R	* DSCR is less than 1.00 (Lvl R)
As Per xx Mortgage Guidelines 2022-02-01.pdf Guidelines matrix LTV xx% and  Min FICO Score : 760    meeting both parameters But
As per LTV Adjustments DSCR 0.75-0.99, Max xx% LTV for Purchase

As per Best source calculated DSCR is 0.86 Which is Unacceptable as per LTV Adjustments Guidelines

4/6/2022 - Received confirmation from the client that DSCR is incorrectly calculated and the correct calculated DSCR is 1.09 and condition has been resolved
																		4/6/2022 - Received confirmation from the client that DSCR is incorrectly calculated and the correct calculated DSCR is 1.09 and condition has been resolved	4/6/2022 - Received confirmation from the client that DSCR is incorrectly calculated and the correct calculated DSCR is 1.09 and condition has been resolved			QC Complete	04/01/2022	04/06/2022	04/06/2022	03/31/2022
5QDFZTBZIUU	xx		xx	Michigan	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:charged:5.456% allowed:5.330% over by:+0.126%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
YTP44X53KUN	xx		xx	Texas	xx	Purchase	Not Covered/Exempt	3	1	Credit	Credit	xxx	Resolved	3	R	* Borrower Identity Missing (Lvl R)	Missing Permanent Resident alien card of borrower. 4/6/2022 - Received Valid PRA card of the borrower and condition has been resolved.	4/6/2022 - Received Valid PRA card of the borrower and condition has been resolved.	4/6/2022 - Received Valid PRA card of the borrower and condition has been resolved.			QC Complete	01/20/2023	01/20/2023	01/20/2023	03/31/2022
YTP44X53KUN	xx		xx	Texas	xx	Purchase	Not Covered/Exempt	3	1	Valuation	Doc Issue	xxx	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)
In the final 1003 subject property is SFR and in the file we have PUD Rider. But in appraisal document property type is showing as SFR. Need updated appraisal showing corrected property type and final 1003 also need to be updated

4/xx/2022 - Received updated Appraisal Report with Property type showing as PUD and Condition has been resolved
																		4/xx/2022 - Received updated Appraisal Report with Property type showing as PUD and Condition has been resolved	4/xx/2022 - Received updated Appraisal Report with Property type showing as PUD and Condition has been resolved			QC Complete	01/20/2023	01/20/2023	01/20/2023	04/01/2022
AFHZPMKPZV4	xx		xx	Virginia	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  charged  6.701%    allowed   5.330%   over by  +1.371%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
TDHOVOAIU1D	xx		xx	Florida	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:          Charged       6.300%         Allowed         5.330%           Over by       +0.970%.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
Z1FEZLZVXJT	xx		xx	Maryland	xx	Purchase	Non-QM/Compliant	3	2	Credit	Credit	xxx	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)
As per Final 1003 borrower is Non Permanent Resident Alien. As per conditional loan approval the program used is xx and as per xx guideline (xx Mortgage Guidelines 2022-02-01) Non Permanent Resident Alien is not eligible borrower type and loan is UNACCEPTABLE. But in the file on page xx we have document stating that loan type is Consumer Purpose Non-Prime (NPRA & ITIN) and we have ITIN document in the file on page xx. And if we use NPRA and ITIN guideline we can qualify the borrower. Need corrected conditional loan approval stating correct program type.

4/7/2022 - Received clarification from client that NPRA/ITIN is a subset of the xx program , therefore , the loan approval will reflect xx as the program but the Pricing Validation will reflect NPRA/ITIN as the loan type and hence resolving the condition

4/7/2022 - Received clarification from client that NPRA/ITIN is a subset of the xx program , therefore , the loan approval will reflect xx as the program but the Pricing Validation will reflect NPRA/ITIN as the loan type and hence resolving the condition

4/7/2022 - Received clarification from client that NPRA/ITIN is a subset of the xx program , therefore , the loan approval will reflect xx as the program but the Pricing Validation will reflect NPRA/ITIN as the loan type and hence resolving the condition
																						QC Complete	01/19/2023	01/19/2023	01/19/2023	04/05/2022
Z1FEZLZVXJT	xx		xx	Maryland	xx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :     Charged     6.128%      Allowed     5.330%     Over by    +0.798%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	04/04/2022
Z1FEZLZVXJT	xx		xx	Maryland	xx	Purchase	Non-QM/Compliant	3	2	Compliance	Compliance	xxx	Resolved	2	R	* Higher Price Mortgage Loan (Lvl R)
This loan failed the MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR). While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test FAIL :   Charged    6.128%     Allowed   5.330%     Over by +0.798%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation Maryland COMAR 09.03.06.02B(13) , COMAR
09.03.09.02B(6)
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
Z1FEZLZVXJT	xx		xx	Maryland	xx	Purchase	Non-QM/Compliant	3	2	Credit	Guidelines	xxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)
As per Guideline we need 12 months housing history but in the file we do not have 12 months housing history citing this as an warning as we have Approved Exception form on page xx stating it is acceptable with compensating factors.
																				810 credit score. xx LTV 37.88% DTI and 4 years with current employer		QC Complete	01/19/2023			04/05/2022
1BUZNW2T5TF	xx		xx	North Carolina	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined inRegulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL Charged: 7.451%  Allowed: 5.420% Over by: +2.031%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/20/2023	01/20/2023	01/20/2023	01/19/2023
QCSFW2DXDYX	xx		xx	Missouri	xx	Cash Out	Not Covered/Exempt	2	2	Credit	Guidelines	xxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not meeting the minimum $50K in equity.			FICO: 706 LTV/CLTV: xx		QC Complete	10/03/2022			04/06/2022
IUBVHB2LOCW	xx		xx	Florida	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL  Charged :  6.246%  Allowed : 5.730% Overby :+0.516%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
AYDB3IGKYZX	xx		xx	Tennessee	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.371% Allowed 5.730% Over by +1.641%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
IVC5RFE3MVU	xx		xx	Colorado	xx	Purchase	Not Covered/Exempt	3	1	Credit	Credit	xxx	Resolved	3	R	* Misrepresentation of Income (Lvl R)
Loan qualified using 12 months bank statements.  We are missing the bank statement for November 2021, bank statement in file that appears to be used for November reflects the year of 2020.  In addition we reflect the income amount to be used from the March 2022 bank statement as $196,620.  Appears calculation at origination only backed out the large deposit of $933,780, which we agree with, however additional amounts of $20,060 and $35,400 should have been excluded as well.  We have used calculated income of $54,137.50 that does not include the November 2020 statement as used at origination.

5/17/2022 - Received updated Income worksheet with qualified income as $54137.50 and updated loan approval form with income as $54137.50. Hence condition is resolved.
																		05/17/2022 - Received updated Income worksheet with qualified income as $54137.50 and updated loan approval form with income as $54137.50. Hence condition is resolved.	05/17/2022 - Received updated Income worksheet with qualified income as $54137.50 and updated loan approval form with income as $54137.50. Hence condition is resolved.			QC Complete	05/13/2022	05/17/2022	05/17/2022	05/13/2022
PMLUIFC2TJC	xx		xx	Texas	xx	Purchase	Not Covered/Exempt	2	2	Credit	Guidelines	xxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Approved guideline exception in file for not meeting the minimum $50K in equity.			Reserves: $25,000.00 DSCR: 1.02 LTV/CLTV: xx/xx FICO: 779 Years at Present Address: 5 Mortgage History: 0x30		QC Complete	01/19/2023			06/02/2022
IMZPJ0YA32Q	xx		xx	North Carolina	xx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged  7.325%   Allowed  6.290%   Over by  +1.035%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
IMZPJ0YA32Q	xx		xx	North Carolina	xx	Purchase	Non-QM/Compliant	3	1	Credit	Guidelines	xxx	Resolved	3	R	* Income documentation does not meet guidelines (Lvl R)
As per guidelines (xx Mortgage Guidelines 2022-02-01.pdf) bank statements used as income must provide through the most current statement.If the most current statement is more than 30 days older at closing, then the borrower must provide an up to date " interim statement (Printed from Internet)

Bank statement provided till 3/31/2022, however closing date is 5/xx/2022. Provide most recent bank statement (xx #xx) from 4/xx/2022.
																		5/26/2022 - Received evidence guidelines did not get updated correctly to reflect Bank Statements can be up to 60 days old at closing from most recent.	5/26/2022 - Received evidence guidelines did not get updated correctly to reflect Bank Statements can be up to 60 days old at closing from most recent.			QC Complete	10/03/2022	10/03/2022	10/03/2022	05/25/2022
XSAN1QUYP3W	xx		xx	California	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher Price Mortgage Loan (Lvl R)
This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test Fail Charged 7.322% Allowed 6.680%  Over by+0.642%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).
																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
XSAN1QUYP3W	xx		xx	California	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail Charged 7.322%  Allowed 6.680%  Over by +0.642%.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	06/02/2022
R4YIG5RQZBQ	xx		xx	Florida	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 6.855% Allowed 6.670% Over by+0.185%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
H4FJKRVDT5K	xx		xx	Florida	xx	Cash Out	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.886% Allowed 6.670% Over by +0.216%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	01/19/2023	01/19/2023	01/19/2023	01/19/2023
WFJV44Z3QW1	xx		xx	Nevada	xx	Purchase	Not Covered/Exempt	2	2	Credit	Guidelines	xxx	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)
As per guideline minimum equity $50,000

Approved guideline exception in file - Requesting exception to allow xx% LTV on all seven of the xx files, equity would be $38,750.00 each. Appraised value for all came in much higher than purchase price, and DSCR all above 1.00. Borrower has also financed multiple other investment purchases through xx.
																				FICO - 764 Years at present address- 4 years Years of monthly payments- 22 years Mortgage history- 0*30		QC Complete	06/13/2022			06/13/2022
J3NW3GUZ1AL	xx		xx	Texas	xx	Refinance	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL    Charged:7.925%     Allowed:6.670%    Over by:+1.255%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
22NDLOAMJ2Z	xx		xx	Texas	xx	Purchase	Non-QM/Compliant	2	1	Compliance	Compliance	xxx	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)
This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAILCharged 7.390% Allowed 6.670% Over by+0.720%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved : HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	10/03/2022	10/03/2022	10/03/2022	09/30/2022
M2CF2FIQRXJ	xx		xx	Maryland	xx	Purchase	Not Covered/Exempt	3	1	Valuation	Doc Issue	xxx	Resolved	3	R	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Appraisal is incomplete, due to the top portion is cutoff on all of the pages. 6/xx/2022 - Full appraisal report received and condition is resolved	6/xx/2022 - Full appraisal report received and condition is resolved	6/xx/2022 - Full appraisal report received and condition is resolved			QC Complete	06/09/2022	06/13/2022	06/13/2022	06/09/2022